Significant accounting policies	6 Months Ended
Jun. 30, 2022
Statement [LineItems]
Significant accounting policies
2. Significant accounting policies
All accounting policies and methods of computation applied in the condensed consolidated interim financial statements are the same as those applied in the 2021 consolidated financial statements. New IFRS accounting standards and amendments that became effective on or after January 1, 2022 had no material impact on Aegon’s financial position or condensed consolidated interim financial statements (refer to paragraph 2.1).
2.1. New IFRS accounting standards effective from 2022
In 2022, the following amendments to existing standards issued by the IASB became effective:

●	IAS 37 Provisions, Contingent Liabilities and Contingent Assets;
●	IAS 16 Property, Plant and Equipment; and
●	IFRS 3 Business Combinations.
2.2. Future adoption of new IFRS accounting standards and amendments
For a complete overview of IFRS standards and amendments issued before January 1, 2022, which will be applied in future years and were not early adopted by the Group, please refer to Aegon’s Integrated Annual Report for 2021.
The IASB did not issue new amendments to its current standards in the six-month
period ended, June 30, 2022.
IFRS 17- Insurance contracts
Aegon will adopt IFRS 17 ‘Insurance Contracts’, including any consequential amendments to other standards, with a date of initial application of January 1, 2023 and a transition date of January 1, 2022. Aegon will not use the optional exemption provided under IFRS and will, instead, apply a quarterly cohort to all groups of contracts that are in scope of IFRS 17.
The Standard represents a fundamental change to current measurement and presentation of insurance and reinsurance contracts and the implementation effort is significant. An implementation project is being executed and finalization of methodology and policy choices is expected in the second half of 2022 which will also form the basis of parallel runs. The impact of the initial application on Aegon’s financial statements is expected to be significant. Aegon will communicate to the market, once results are reliable, final methodology and policy choices with related impact. Initial communication is expected in the second half year of 2022. Aegon has scheduled an educational webinar on IFRS 17 on December 14, 2022.
2.3. Judgments and critical accounting estimates
Preparing the condensed consolidated interim financial statements requires management to make judgments, estimates and assumptions, including the likelihood, timing or amount of future transactions or events, that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expense. These estimates are inherently subject to change and actual results could differ from those estimates.
Macro-economic context
In the first
six-month
period of 2022, the Russian invasion of Ukraine caused a humanitarian crisis and also impacted global financial markets and caused significant economic turbulence. High inflation has prompted central banks to start raising interest rates significantly. As a consequence, interest rates have increased significantly in Aegon’s main markets compared to December 31, 2021. Equity markets in Aegon’s three main markets decreased in the first six months of 2022 compared to an increase of equity markets in 2021. Additionally, credit spreads have widened compared to December 31, 2021 and affected Aegon’s results.
Uncertainty resulting from
COVID-19
In the first
six-month
period of 2022 the
COVID-19
pandemic continued to cause disruption to business, markets, and the industry. Progress on vaccinations has reduced the spread of
COVID-19
and will likely continue to reduce the effects of the public health crisis on the economy. However, the pace of vaccinations has slowed down, and new strains of the virus and reduced availability of healthcare remain risks.
In the first
six-month
period of 2022 Aegon’s operating result in the Americas was impacted by EUR 100 million of adverse mortality in Life, of which EUR 81 million (first six-month
period of 2021: EUR 103 million) of claims are directly attributable to
COVID-19
as the cause of death. This was offset by favorable morbidity experience in Accident & Health and is mostly related to Long-Term Care insurance with higher claims terminations due to higher mortality and discharges from care facilities. In the first six-month
period of 2022, Aegon continued to observe positive morbidity in Long-Term Care, but less favorable when compared to prior year. As a consequence, in the first six-month
period of 2022, Aegon released the remaining Long-Term Care incurred but not reported (IBNR) reserve established during the peak of the pandemic.
Actuarial and economic assumptions
In the first
six-month
period of 2022, Aegon implemented actuarial assumption and model updates in the Americas resulting in a net EUR 358 million charge to result before tax (first six-month
period of 2021: EUR 86 million charge). The adverse impact in 2022 is mainly driven by charges from reinsurance rate increases (EUR 192 million) and various actuarial assumption updates (EUR 166 million). The latter mainly related to updated policyholder behavior and mortality assumptions in Individual Life.
Sensitivities
Sensitivity on variable annuities and variable life insurance products in the United States
Sensitivities of Aegon’s variable annuities and variable life insurance products in the United States on expected long-term equity growth rate have not significantly changed compared to the sensitivities as reported in the Aegon’s 2021 Integrated Annual Report, except for sensitivity to interest rates.
An increase of 100bps in interest rates would reduce net result by approximately EUR 870 million (December 31, 2021: EUR 529 million). A decrease of 100 bps in interest rates would increase result by approximately EUR 563 million (December 31, 2021: EUR 538 million).
Sensitivity on liability adequacy test (LAT) in the Netherlands
At June 30, 2022 the liability adequacy test (LAT) of Aegon the Netherlands improved significantly but remains in a deficit position. The LAT assesses the adequacy of the insurance liabilities by comparing the book value to their fair value. Aegon the Netherlands adjusts the outcome of the LAT for certain unrealized gains in the bond portfolio and certain differences between the fair value and the book value of assets measured at amortized cost, mainly residential mortgages. Please also refer to Note 2.19f Liability adequacy testing of Aegon’s 2021 Integrated Annual Report for further details on the accounting policy.
The LAT deficit per June 30, 2022 in Aegon the Netherlands amounted to EUR 0.5 billion (December 31, 2021: EUR 5.2 billion), which was partially offset by the shadow loss recognition of EUR 0.2 billion (December 31, 2021: EUR 3.0 billion), resulting in a net deficit of EUR 0.3 billion (December 31, 2021: EUR 2.2 billion). The improvement of the net LAT deficit by EUR 1.9 billion is driven by market movements, mainly increased interest rates and widening credit spreads and is recorded in the income statement as part of benefits and expenses for the six-month
period ended June 30, 2022.
Sensitivities of Aegon the Netherlands to interest rates and mortgage spread assumptions to assess the impact on the LAT have significantly changed compared to the sensitivities as reported in the 2021 Aegon’s Integrated Annual Report, following a decrease in the LAT deficit position per June 30, 2022 compared to December 31, 2021. The impact from increasing interest rates or tightening mortgage spreads on result before tax is capped to the LAT deficit position.
An increase of 100 bps in interest rates would result in a decrease in LAT deficit of EUR 0.5 billion (December 31, 2021: EUR 3.3 billion) and a benefit in result before tax of EUR 0.3 billion (December 31, 2021: EUR 1.3 billion), explained by the cap on the LAT deficit. A decrease of 100 bps would result in an increase in LAT deficit of approximately EUR 2.5 billion (December 31, 2021: EUR 4.3 billion).
A decrease of 50 bps in mortgage spread would result in a decrease in LAT deficit of EUR 0.4 billion (December 31, 2021: EUR 0.6 billion) and a benefit in result before tax of EUR 0.3 billion (December 31, 2021: EUR 1.3 billion), explained by the cap on the LAT deficit. An increase of 50 bps would result in an increase in LAT deficit of approximately EUR 0.4 billion (December 31, 2021: EUR 0.5 billion).
2.4.  Other
Taxes
Taxes on income for the
six-month
period ended June 30, 2022, are calculated using the tax rate that is estimated to be applicable to earnings for the full year.
Exchange rates
Assets and liabilities of foreign operations are translated to the presentation currency at the closing rates on the reporting date. Income, expenses and capital transactions (such as dividends) are translated at average exchange rates or at the prevailing rates on the transaction date, if more appropriate. The following exchange rates (most relevant rates to Aegon) are applied for the condensed consolidated interim financial statements:
Closing exchange rates

			USD	GBP

June 30, 2022	1	EUR	1.0455	0.8608

December 31, 2021	1	EUR	1.1372	0.8396
Weighted average exchange rates

			USD

YTD 2022	1	EUR	1.0933

YTD 2021	1	EUR	1.2052